Derivative Instruments - Credit Derivatives (Details 4a) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Total credit derivatives and credit-related notes
Protection sold	$ (3,094,457)	$ (2,755,024)
Protection purchased with identical underlyings	2,948,724	2,662,329
Net protection (sold)/purchased	(145,733)	(92,695)
Other protection purchased	67,808	60,428
Total credit derivatives
Total credit derivatives and credit-related notes
Protection sold	(3,092,913)	(2,753,016)
Protection purchased with identical underlyings	2,948,724	2,662,329
Net protection (sold)/purchased	(144,189)	(90,687)
Other protection purchased	63,799	57,101
Credit default swaps
Total credit derivatives and credit-related notes
Protection sold	(2,972,180)	(2,659,240)
Protection purchased with identical underlyings	2,912,446	2,652,313
Net protection (sold)/purchased	(59,734)	(6,927)
Other protection purchased	38,797	32,867
Other credit derivatives
Total credit derivatives and credit-related notes
Protection sold	(120,733)	(93,776)
Protection purchased with identical underlyings	36,278	10,016
Net protection (sold)/purchased	(84,455)	(83,760)
Other protection purchased	25,002	24,234
Credit-related notes
Total credit derivatives and credit-related notes
Protection sold	(1,544)	(2,008)
Protection purchased with identical underlyings	0	0
Net protection (sold)/purchased	(1,544)	(2,008)
Other protection purchased	$ 4,009	$ 3,327